Farm Bureau
                                    Financial Services





                           FBL Variable Insurance
                           Series Fund

                                    [LOGO]

                                    SEMI-ANNUAL REPORT
                                    JUNE 30, 1997

                                    INVESTMENT MANAGER AND
                                    PRINCIPAL UNDERWRITER

                                    FBL INVESTMENT ADVISORY
                                    SERVICES, INC.

                                    5400 UNIVERSITY AVENUE
                                    WEST DES MOINES, IA 50266

                                    1-800-247-4170 (OUTSIDE IOWA)
                                    1-800-422-3175 (IN IOWA)
                                          225-5586 (DES MOINES)

                                    This report is not to be distributed unless preceded or accompanied by a prospectus.



FARM BUREAU LIFE INSURANCE COMPANY
FARM BUREAU MUTUAL FUNDS

5400 UNIVERSITY AVENUE
WEST DES MOINES, IOWA 50266

[LOGO]
FARM BUREAU
FINANCIAL SERVICES
LIVING BESIDE YOU. WORKING FOR YOU.

PRESIDENT'S LETTER

Dear Shareholder:

     After an almost 10% correction earlier this year, the equity market resumed its charge to new highs. Through June, the S&P 500 is up 20.6%, following powerful 37.5% and 23.0% gains in 1995 and 1996, respectively. Such a large first-half gain following +20% or more gains in the prior two years has only occurred twice before during this century; 1929 and 1987. This bull market, which began in 1990, now beats that of 1923-1929 as the longest in this century.

     The bond market has nearly made a round trip in terms of yield. As of the beginning of the year, the benchmark 30-year Treasury yield was 6.64%, by the end of the first quarter it had risen to 7.10%, but by the end of June was back down to 6.78%. After the Federal Reserve raised short-term interest rates one-quarter of 1% in March, it was feared that rates would continue to rise. In the months that have followed, economic data has pointed to softer growth and an absence of dangerous levels of inflation. The core rate of inflation for the first half was reported at 2.4%. Accordingly, the market is currently less fearful of Fed rate hikes.

     Even though inflation appears to be in check at present, it is possible that an increase in global growth could fuel an increase in inflation, and as a result financial assets may suffer. Alternatively, if disinflation were to evolve into outright deflation, equities and non-investment grade bonds would likely prove disappointing to investors. Perhaps we will remain on a moderate growth / low inflation track, but as the market prices in less and less margin for error, a thorough review of asset allocation decisions is prudent.

     We remain concerned that investor's expectations for financial asset returns may become unrealistic relative to longer-term historic norms. Risk is the constant companion of return, but is easily forgotten in times such as these. Asset allocation decisions should be based on investor risk tolerance and a review of historic (50 to 100 years, rather than 5 or 10 years) patterns of risk and reward.

     For the actively managed FBL Variable Insurance Series Fund Portfolios, (those other than the passive Blue Chip Portfolio) we constantly assess the securities held to ensure that valuations are reasonable. In so doing, we seek to produce attractive risk-adjusted performance and create lasting value for our shareholders. The following paragraphs describe how we are currently striking balance between risk and potential return for the various Fund Portfolios:

     VALUE GROWTH: The market is completing a 15-year period of the best total returns in stock history. It is doing so with a flourish as we've just witnessed a rally of 20% in two months to a new high, a performance not seen since November, 1928. The essential dynamic is fairly obvious and well heralded -- a continuation of a well-balanced economic recovery that, despite its duration, has yet to generate inflationary pressures.

     The Dow stocks look to be overvalued, with the components of the Dow trading at or around their all-time high P/E ratio and yields at all time lows. By comparison, many small caps are attractively priced: trading at relatively low P/E ratios and selling at discounts to their true business value.

     The Value Growth Portfolio has not participated in the current rally because of this divergence between blue chip stocks and smaller companies. We continue to believe the shareholder is well served by focusing on companies that sell below their intrinsic business value, but currently, investors are focusing their attention elsewhere and avoiding the value stocks. We believe in the long run, value investing will win out over the current concept of paying any price for a stock, no matter how high, just because it is going up. Our goal is to be invested in stocks that have appreciation potential at an acceptable level of risk.

     HIGH GRADE BOND: U.S. Treasury yields were slightly higher at the end of the first half of the year. For example, the 2-year, 10-year and 30-year Treasury issues yielded 5.87%, 6.42% and 6.64%, respectively, as of 12/31/96 and 6.06%, 6.49% and 6.78% as of 6/30/97.

     During the first half of the year, the Fund increased the average maturity and effective duration of the Portfolio. This increase in effective duration will make its total return more sensitive to overall changes in interest rates. However, our effective duration and sensitivity to overall changes in interest rates still remain much lower than more aggressive high grade bond funds. Because of this, our future returns should continue to lag those of more aggressive funds in both up and down markets.

     HIGH YIELD BOND: During the past six months, the high yield bond market outperformed the high grade corporate bond market. Fundamental and technical factors both contributed favorably to this market's performance over the first half of the year. On the fundamental side, an overall healthy economy and improvement in overall market credit quality resulted in a very low rate of actual defaults in the high yield market. On the technical side, strong demand for high yield issues allowed the market to easily absorb new issuance, which has resulted in a narrowing of the spread on high yield issues.

     At the present time, the yield pick-up on high yield issues is near historically low levels, which means there is little cushion to absorb any potential negative surprises that may occur in this market. Because of this, we feel a more aggressive stance is not prudent at this time, and the composition of the Portfolio will probably not be dramatically altered going forward.

     MANAGED: The Managed Portfolio continues to seek securities offering high income with modest growth potential. This Portfolio uses a value philosophy, but concentrates on securities that produce an income stream twice that of the S&P 500, which is currently yielding a mere 1.7%. We continue to achieve higher income by investing in a mixture of high dividend-paying stocks, preferreds, convertibles and corporate bonds.

     Our current cash holdings put this Portfolio in an excellent position to take advantage of buying opportunities that present themselves, and we continue to focus on attractively priced convertibles when available. Major influences on stock prices are still likely to be interest rates and the outlook for earnings. Extreme changes in direction are not on the horizon, but we suspect that a modest upticking in rates and a second half slowing in earnings momentum may tarnish the investment environment a little, giving rise to a renewal of a more selective market.

     MONEY MARKET: The most significant activity over the past six months was the Fed funds rate increase from 5.25% to 5.50%. One-year Treasury bills have traded in a range from 5.45% to 6.07% during this period, indicating some uncertainty about the U.S. economy. However, during the last few months it appears the Fed was preemptive in averting inflation and has successfully maneuvered the U.S. economy through a strong growth, low inflation environment. Since the short-term market levels are flat, we have stayed very short with maturities because there is no incentive to extend and to capture any possible market movement.

     BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past year has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will, at all times, remain substantially invested in common stocks of large companies. This Portfolio is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.


                                                  /s/ Edward M. Wiederstein

                                                  EDWARD M. WIEDERSTEIN
                                                  PRESIDENT

July 31, 1997

                (This page has been left blank intentionally.)

FBL VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1997
(UNAUDITED)

                                                                               HIGH
                                                         VALUE GROWTH       GRADE BOND
                                                          PORTFOLIO          PORTFOLIO
                                                         -----------        -----------
ASSETS

Investments in securities, at value (cost -- $34,644,089;
 $3,846,557; $7,220,657; $33,686,472; $3,858,426;
 and $17,002,106, respectively) (Note 5) ........        $37,008,331        $ 3,946,882
Cash ............................................            174,172             84,798

Receivables:
 Due from FBL Investment Advisory Services, Inc.               9,171              2,749
 Accrued dividends and interest .................             71,817             64,509
 Investment securities sold .....................              3,233
Prepaid expense .................................                663                 80
                                                         -----------        -----------
Total Assets ....................................        $37,267,387        $ 4,099,018
                                                         ===========        ===========
LIABILITIES AND NET ASSETS
Liabilities:
 Investment securities purchased
 Accrued expenses ...............................        $    13,629        $     7,280
                                                         -----------        -----------
Total Liabilities ...............................             13,629              7,280

Net assets applicable to shares of
 beneficial interest (Note 4) ...................         37,253,758          4,091,738
                                                         -----------        -----------
Total Liabilities and Net Assets ................        $37,267,387        $ 4,099,018
                                                         ===========        ===========
Shares issued and outstanding as of June 30, 1997          2,706,756            416,484
NET ASSET VALUE PER SHARE .......................        $     13.76        $      9.82
                                                         ===========        ===========

SEE ACCOMPANYING NOTES.

(TABLE CONTINUED FROM PREVIOUS PAGE)

           HIGH
        YIELD BOND       MANAGED      MONEY MARKET      BLUE CHIP
        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
        ----------     -----------     ----------      -----------
        $7,328,842     $35,117,660     $3,858,426      $23,986,057
            76,083         289,425        295,722          219,997

             6,780          13,066          3,455
           139,837         205,322          7,947           26,746

                                 6
               136             651             85              386
        ----------     -----------     ----------      -----------
        $7,551,678     $35,626,130     $4,165,635      $24,233,186
        ==========     ===========     ==========      ===========


        $  350,000
             8,042     $    12,316     $    8,402      $    12,771
        ----------     -----------     ----------      -----------
           358,042          12,316          8,402           12,771

         7,193,636      35,613,814      4,157,233       24,220,415
        ----------     -----------     ----------      -----------
        $7,551,678     $35,626,130     $4,165,635      $24,233,186
        ==========     ===========     ==========      ===========

           720,044       2,728,599      4,157,233          814,246
        $     9.99     $     13.05     $     1.00      $     29.75
        ==========     ===========     ==========      ===========

FBL VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)

                                                                                 HIGH
                                                              VALUE GROWTH     GRADE BOND
                                                                PORTFOLIO      PORTFOLIO
                                                             -----------      -----------
INVESTMENT INCOME

Dividends ..............................................     $   208,893
Interest ...............................................         231,740      $   144,440
                                                             -----------      -----------
Total Investment Income ................................         440,633          144,440

EXPENSES
Paid to FBL Investment Advisory Services, Inc. (Note 3):
 Investment advisory and management fees ...............          76,638            5,611
 Accounting fees .......................................           7,967              935
Custodial fees .........................................           3,230            1,379
Legal fees .............................................           1,901              210
Reports to shareholders ................................           1,908              216
Trustees' fees and expenses ............................           1,064              133
Insurance and bonds ....................................             747               88
Miscellaneous ..........................................          11,035            5,145
                                                             -----------      -----------
Total Expenses .........................................         104,490           13,717
Expense reimbursement (Note 3) .........................          (9,171)          (2,749)
                                                             -----------      -----------
Net Expenses ...........................................          95,319           10,968
                                                             -----------      -----------
Net Investment Income ..................................         345,314          133,472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from investment transactions ..       1,237,774           (3,022)
Change in unrealized appreciation/depreciation of
 investments ...........................................          10,321            5,433
                                                             -----------      -----------
Net Gain on Investments ................................       1,248,095            2,411
                                                             -----------      -----------
Net Increase in Net Assets
 Resulting from Operations .............................     $ 1,593,409      $   135,883
                                                             ===========      ===========

SEE ACCOMPANYING NOTES.

(TABLE CONTINUED FROM PREVIOUS PAGE)

          HIGH
       YIELD BOND MANAGED MONEY MARKET BLUE CHIP PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO
        --------     ----------       -------      ----------
        $  4,930     $  410,168                    $  158,216
         270,149        433,654       $98,666          46,262

         275,079        843,822        98,666         204,478

          14,988         76,887         5,127          18,699
           1,556          7,501           906           4,675
           1,656          2,358         2,135           3,464
             278          1,809           167             223
             377          1,827           205           1,206
             223          1,010           141             576
             145            675            89             391
           5,828          9,123         5,275           7,716
        --------     ----------       -------      ----------
          25,051        101,190        14,045          36,950
          (6,780)       (13,066)       (3,455)
        --------     ----------       -------      ----------
          18,271         88,124        10,590          36,950
        --------     ----------       -------      ----------
         256,808        755,698        88,076         167,528

          54,224        828,696                          (799)

           6,937         40,346                     3,444,471
        --------     ----------       -------      ----------
          61,161        869,042             0       3,443,672
        --------     ----------       -------      ----------
        $317,969     $1,624,740       $88,076      $3,611,200
        ========     ==========       =======      ==========

FBL VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  VALUE GROWTH
                                                                   PORTFOLIO
                                                          ------------------------------
                                                           SIX MONTHS
                                                              ENDED          YEAR ENDED
                                                          JUNE 30, 1997     DECEMBER 31,
                                                           (UNAUDITED)          1996
                                                          ------------       -----------
OPERATIONS

Net investment income ...............................     $    345,314      $    561,144
Net realized gain (loss) from investment transactions        1,237,774         1,943,065

Change in unrealized appreciation/depreciation
 of investments .....................................           10,321         1,119,424
                                                          ------------       -----------
Net Increase in Net Assets Resulting from Operations         1,593,409         3,623,633

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM (NOTE 6)

Net investment income ...............................                           (562,374)
Net realized gain from investment transactions ......                         (1,972,997)
                                                          ------------       -----------
                                                                     0        (2,535,371)

CAPITAL SHARE TRANSACTIONS (NOTE 4) .................        8,471,898         9,804,958
                                                          ------------       -----------
Total Increase in Net Assets ........................       10,065,307        10,893,220
NET ASSETS
Beginning of period .................................       27,188,451        16,295,231
                                                          ------------       -----------
End of period (including undistributed
 net investment income as set forth below) ..........     $ 37,253,758      $ 27,188,451
                                                          ============       ===========
Undistributed Net Investment Income .................     $    347,046      $      1,732
                                                          ============       ===========

SEE ACCOMPANYING NOTES.

(TABLE CONTINUED FROM PREVIOUS PAGE)

                     HIGH                               HIGH
                  GRADE BOND                         YIELD BOND
                  PORTFOLIO                          PORTFOLIO
         ----------------------------       ----------------------------
         SIX MONTHS                         SIX MONTHS
            ENDED          YEAR ENDED          ENDED          YEAR ENDED
        JUNE 30, 1997     DECEMBER 31,     JUNE 30, 1997     DECEMBER 31,
         (UNAUDITED)          1996          (UNAUDITED)          1996
         ----------        ----------       ----------        ----------

         $  133,472        $  240,646       $  256,808        $  452,108
             (3,023)           10,639           54,224            61,503

              5,434           (60,696)           6,937           127,569
         ----------        ----------       ----------        ----------
            135,883           190,589          317,969           641,180

           (133,472)         (240,646)        (256,808)         (452,108)

                                                                 (67,895)
         ----------        ----------       ----------        ----------
           (133,472)         (240,646)        (256,808)         (520,003)

            554,772           376,216        1,203,383           997,822
         ----------        ----------       ----------        ----------
            557,183           326,159        1,264,544         1,118,999

          3,534,555         3,208,396        5,929,092         4,810,093
         ----------        ----------       ----------        ----------

         $4,091,738        $3,534,555       $7,193,636        $5,929,092
         ==========        ==========       ==========        ==========
         $        0        $        0       $        0        $        0
         ==========        ==========       ==========        ==========

                                                                    MANAGED
                                                                   PORTFOLIO
                                                          ------------------------------
                                                                   SIX MONTHS
                                                                ENDED YEAR ENDED
                                                         JUNE 30, 1997     DECEMBER 31,
                                                          (UNAUDITED)          1996
                                                          ------------      ------------
OPERATIONS

Net investment income ...............................     $    755,698      $    948,652
Net realized gain (loss) from investment transactions          828,696         1,834,462

Change in unrealized appreciation/depreciation
 of investments .....................................           40,346           488,900
                                                          ------------      ------------
Net Increase in Net Assets Resulting from Operations         1,624,740         3,272,014

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 6)

Net investment income ...............................                           (950,234)
Net realized gain from investment transactions ......                         (1,605,895)
                                                          ------------      ------------
                                                                     0        (2,556,129)

CAPITAL SHARE TRANSACTIONS (NOTE 4) .................        7,966,799        10,819,073
                                                          ------------      ------------
Total Increase in Net Assets ........................        9,591,539        11,534,958
NET ASSETS
Beginning of period .................................       26,022,275        14,487,317
                                                          ------------      ------------
End of period (including undistributed
 net investment income as set forth below) ..........     $ 35,613,814      $ 26,022,275
                                                          ============      ============
Undistributed Net Investment Income .................     $    757,529      $      1,831
                                                          ============      ============

SEE ACCOMPANYING NOTES.

(TABLE CONTINUED FROM PREVIOUS PAGE)


                 MONEY MARKET                        BLUE CHIP
                  PORTFOLIO                          PORTFOLIO
         ----------------------------       ----------------------------
         SIX MONTHS                         SIX MONTHS
            ENDED          YEAR ENDED          ENDED          YEAR ENDED
        JUNE 30, 1997     DECEMBER 31,     JUNE 30, 1997     DECEMBER 31,
         (UNAUDITED)          1996          (UNAUDITED)          1996
         ----------        ----------       -----------      -----------
         $   88,076        $  151,720       $   167,528      $   198,794
                                                   (799)          69,879

                                              3,444,471        1,709,516
         ----------        ----------       -----------      -----------
             88,076           151,720         3,611,200        1,978,189

            (88,076)         (151,720)                          (198,208)
                                                                 (69,445)
         ----------        ----------       -----------      -----------
            (88,076)         (151,720)                0         (267,653)

            337,972           660,688         6,116,098        6,117,777
         ----------        ----------       -----------      -----------
            337,972           660,688         9,727,298        7,828,313

          3,819,261         3,158,573        14,493,117        6,664,804
         ----------        ----------       -----------      -----------

         $4,157,233        $3,819,261       $24,220,415      $14,493,117
         ==========        ==========       ===========      ===========
         $        0        $        0       $   168,855      $     1,327
         ==========        ==========       ===========      ===========


FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JUNE 30, 1997
(UNAUDITED)

                                                                SHARES
                                                                 HELD             VALUE
                                                             -----------        -----------
COMMON STOCKS (62.02%)
 CHEMICALS AND ALLIED PRODUCTS (3.46%)
 R.P. Scherer Corp. ....................................          25,000(1)     $ 1,290,625
 DEPOSITORY INSTITUTIONS (2.20%)
 CU Bancorp ............................................          48,000            732,000
 Reliance Acceptance Corp. .............................          17,400             85,912
                                                                                -----------
                                                                                    817,912
 ELECTRIC, GAS AND SANITARY SERVICES (10.24%)
 Citizens Utilities Co., Class B .......................         176,073          1,518,630
 Matrix Service Co. ....................................         266,100(1)       2,295,112
                                                                                -----------
                                                                                  3,813,742
 FOOD STORES (2.57%)
 Casey's General Stores, Inc. ..........................          44,500            958,143
 FURNITURE AND FIXTURES (3.38%)
 Ladd Furniture, Inc. ..................................          91,550(1)       1,258,812
 HOLDING AND OTHER INVESTMENT OFFICES (1.62%)
 General Growth Properties, Inc. .......................          18,000            603,000
 INSTRUMENTS & RELATED PRODUCTS (11.00%)
 Allied Healthcare Products ............................         107,400            698,100
 Pall Corp. ............................................         146,300          3,401,475
                                                                                -----------
                                                                                  4,099,575
 INSURANCE CARRIERS (0.55%)
 Acceptance Insurance Group Companies, Inc. ............           8,900(1)         202,475
 EMC Insurance Group, Inc. .............................             250              3,094
                                                                                -----------
                                                                                    205,569
 METAL MINING (4.23%)
 Glamis Gold, Ltd. .....................................         217,100          1,573,975
 MISCELLANEOUS MANUFACTURING INDUSTRIES (7.01%)
 W.H. Brady Co., Class A ...............................          90,000          2,610,000
 NONDEPOSITORY INSTITUTIONS (0.63%)
 Berkshire Hathaway, Inc. ..............................               5(1)         236,000
 PRINTING & PUBLISHING (4.13%)
 Belo (A.H.) Corp. .....................................          37,000          1,540,125


FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)
                                                                SHARES
                                                                 HELD             VALUE
                                                             -----------        -----------
 TRANSPORTATION - BY AIR (2.89%)
 Petroleum Helicopters, Inc. (Non-Voting) ..............          66,300        $ 1,077,375
 WHOLESALE TRADE - DURABLE GOODS (3.34%)
 TBC Corp. .............................................         148,700(1)       1,245,363
 WHOLESALE TRADE - NONDURABLE GOODS (4.77%)
 Howell Corp. ..........................................          88,770          1,775,400
                                                                                -----------
Total Common Stocks ....................................                         23,105,616

PREFERRED STOCKS (7.49%)
 DEPOSITORY INSTITUTIONS (3.94%)
 Sterling Financial Corp. ..............................          40,176          1,466,424
 WATER TRANSPORTATION (3.55%)
 Sea Containers, Ltd., Convertible .....................          26,320          1,322,580
                                                                                -----------
Total Preferred Stocks .................................                          2,789,004

                                                              PRINCIPAL
                                                                AMOUNT
                                                             -----------
CORPORATE BOND (3.53%)
 METAL MINING
 Agnico-Eagle Mines, Ltd., Convertible Sub. Deb.,
  3.50%, 1/27/04 .......................................     $ 1,600,000          1,316,000
SHORT-TERM INVESTMENTS (26.30%)
 COMMERCIAL PAPER (17.31%)
 Ford Motor Credit Corp., 5.56%, due 7/28/97 ...........       1,500,000          1,500,000
 General Electric Capital Corp., 5.60%, due 8/27/97 ....       1,500,000          1,500,000
 IBM Credit Corp., 5.57%, due 8/04/97 ..................       1,650,000          1,650,000
 John Deere Capital Corp., 5.59%, due 8/12/97 ..........       1,800,000          1,800,000
                                                                                -----------
                                                                                  6,450,000
 MONEY MARKET MUTUAL FUND (2.70%)
 Dreyfus Treasury Cash Management, Class A .............       1,005,545          1,005,545
 UNITED STATES GOVERNMENT AGENCIES (6.29%)
 Federal Home Loan Bank, due 7/31/97 ...................         500,000            497,739
 Federal National Mortgage Assoc., due 7/17/97 .........         650,000            648,401
 Federal National Mortgage Assoc., due 7/23/97 .........       1,200,000          1,196,026
                                                                                -----------
                                                                                  2,342,166
                                                                                -----------
Total Short-Term Investments ...........................                          9,797,711
                                                                                -----------
Total Investments (99.34%) .............................                        $37,008,331


FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                                   VALUE
                                                                                -----------
OTHER ASSETS LESS LIABILITIES (0.66%)
 Cash, receivables and prepaid expense, less liabilities                        $   245,427
                                                                                -----------
Total Net Assets (100.00%) .............................                        $37,253,758
                                                                                ===========

(1) Non-income producing securities.

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JUNE 30, 1997
(UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                             ----------    -----------
CORPORATE BONDS (61.55%)
 COMMUNICATIONS (7.61%)
 Comcast Cable Communications, Inc., 8.50%, due 5/01/27      $  150,000     $  160,296
 New York Telephone Co., 7.75%, due 12/15/06 ...........        150,000        150,965
                                                                            ----------
                                                                               311,261
 DEPOSITORY INSTITUTIONS (10.18%)
 J. P. Morgan & Co., 7.25%, due 10/01/10 ...............        150,000        145,140
 Midland America Capital Corp., 12.75%, due 11/15/03 ...        155,000        167,936
 Third National Corp., 7.50%, due 11/15/02 .............        103,000        103,514
                                                                            ----------
                                                                               416,590
 ELECTRIC, GAS AND SANITARY SERVICES (20.98%)
 MDU Resources Group, Inc., 9.125%, due 10/01/16 .......        100,000        106,511
 Narragansett Electric Co., 9.125%, due 5/01/21 ........        300,000        325,380
 New England Power Co., 8.00%, due 8/01/22 .............        150,000        152,394
 Southern California Edison Co., 8.875%, due 6/01/24 ...        125,000        129,662
 Western Penn Power, 7.875%, due 12/01/04 ..............        140,000        144,624
                                                                            ----------
                                                                               858,571
 HOLDING AND OTHER INVESTMENT OFFICES (6.30%)
 Federal Realty Investment Trust, 8.875%, due 1/15/00 ..        100,000        105,064
 Meditrust, 7.60%, due 9/13/05 .........................        150,000        152,721
                                                                            ----------
                                                                               257,785
 INSURANCE CARRIERS (3.10%)
 Torchmark Corp., 8.625%, due 3/01/17 ..................        125,000        127,065
 PRINTING AND PUBLISHING (2.61%)
 Valassis Communications, Inc., 9.55%, due 12/01/03 ....        100,000        106,731
 RAILROAD TRANSPORTATION (3.84%)
 Union Pacific Corp., 8.50%, due 1/15/17 ...............        150,000        157,165
 SECURITY AND COMMODITY BROKERS (2.53%)
 Lehman Brothers Holding, Inc., 8.875%, due 11/01/98 ...        100,000        103,339
 TRANSPORTATION EQUIPMENT (4.40%)
 Ford Motor Credit Co., 9.50%, due 9/15/11 .............        150,000        179,903
                                                                            ----------
Total Corporate Bonds ..................................                     2,518,410


FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                             ----------    -----------

MORTGAGE-BACKED SECURITIES (16.19%)
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA) (1.28%)
 Pool # 50276, 9.50%, due 2/01/20 ......................     $   48,629     $   52,474
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)(14.91%)
 Pool # 1512, 7.50%, due 12/20/23 ......................        409,663        411,072
 Pool # 236070, 10.00%, due 10/15/12 ...................         85,778         92,640
 Pool # 276337, 10.00%, due 8/15/19 ....................         96,744        106,327
                                                                            ----------
                                                                               610,039
                                                                            ----------
Total Mortgage-Backed Securities .......................                       662,513

UNITED STATES TREASURY OBLIGATION (10.19%)
 U.S. Treasury Note, 7.25%, due 8/15/04 ................        400,000        417,012

SHORT-TERM INVESTMENTS (8.53%)
 UNITED STATES GOVERNMENT AGENCIES
 Federal Home Loan Bank, due 7/21/97 ...................        200,000        199,399
 Federal National Mortgage Assoc., due 7/21/97 .........        150,000        149,548
                                                                            ----------
Total Short-Term Investments ...........................                       348,947
                                                                            ----------
Total Investments (96.46%) .............................                     3,946,882

OTHER ASSETS LESS LIABILITIES (3.54%)
 Cash, receivables and prepaid expense, less liabilities                       144,856
                                                                            ----------
Total Net Assets (100.00%) .............................                    $4,091,738
                                                                            ==========

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
JUNE 30, 1997
(UNAUDITED)

                                                                     PRINCIPAL
                                                                       AMOUNT              VALUE
                                                                    -----------         -----------
CORPORATE BONDS (86.96%)
 AMUSEMENT AND RECREATION SERVICES (3.62%)
 AMF Group, Inc., 10.875%, due 3/15/06 ........................     $   240,000         $   260,400
 APPAREL AND ACCESSORY STORES (1.44%)
 Genesco, Inc., 10.375%, due 2/01/03 ..........................         100,000             103,500
 APPAREL AND OTHER TEXTILE PRODUCTS (5.14%)
 Dan River, Inc., 10.125%, due 12/15/03 .......................         200,000             212,000
 Fieldcrest Cannon, Inc., 11.25%, due 6/15/04 .................         150,000             157,875
                                                                                        -----------
                                                                                            369,875
 AUTO REPAIR, SERVICES AND PARKING (1.26%)
 Envirotest Systems Corp., 9.625%, due 4/01/03 ................         100,000              90,500
 BUSINESS SERVICES (2.14%)
 Borg-Warner Corp., 9.125%, due 5/01/03 .......................         150,000             153,750
 COMMUNICATIONS (7.37%)
 Comcast Cable Communications, Inc., 8.50%, due 5/01/27 .......         300,000             320,592
 PamAmSat, L.P., 9.75%, due 8/01/00 ...........................         200,000             209,624
                                                                                        -----------
                                                                                            530,216
 DEPOSITORY INSTITUTIONS (3.38%)
 First Bank N.A., 6.25%, due 8/15/05 ..........................         250,000             243,163
 ELECTRIC, GAS AND SANITARY SERVICES (20.62%)
 Montana Power Co., 7.50%, due 1/01/98 ........................          97,000              97,256
 Narragansett Electric Co., 9.125%, due 5/01/21 ...............         500,000             542,300
 New England Power Co., 8.00%, due 8/01/22 ....................         200,000             203,192
 Southern California Edison Co., 8.875%, due 6/01/24 ..........         280,000             290,444
 Waterford 3 Nuclear Power Plant (Entergy Louisiana, Inc.),
  8.09%, due 1/02/17 ..........................................         350,000             350,000
                                                                                        -----------
                                                                                          1,483,192
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (3.73%)
 Advanced Micro Devices, Inc., 11.00%, due 8/01/03 ............         240,000             268,200
 FOOD STORES (4.24%)
 P&C Food Markets, Inc., 11.50%, due 10/15/01 .................         150,000             132,750
 Penn Traffic Co., 10.25%, due 2/15/02 ........................         200,000             172,500
                                                                                        -----------
                                                                                            305,250


FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)
                                                                     PRINCIPAL
                                                                       AMOUNT              VALUE
                                                                    -----------         -----------
 FURNITURE AND HOMEFURNISHINGS STORES (2.77%)
 MacSaver Financial Services, Inc. (Guaranteed by Heilig-Meyers
  Company), 7.40%, due 2/15/02 ................................     $   200,000         $   199,288
 GENERAL MERCHANDISE STORES (3.05%)
 Federated Department Stores, Inc., 10.00%, due 2/15/01 .......         200,000             219,612
 HOLDING AND OTHER INVESTMENT OFFICES (4.61%)
 SUSA Partnership, L.P., 8.20%, due 6/01/17 ...................         325,000             331,783
 INSURANCE CARRIERS (2.83%)
 Torchmark Corp., 8.625%, due 3/01/17 .........................         200,000             203,304
 LUMBER AND WOOD PRODUCTS (6.34%)
 Georgia-Pacific Corp., 9.875%, due 11/01/21 ..................         225,000             249,025
 Pacific Lumber Co., 10.50%, due 3/01/03 ......................         200,000             207,000
                                                                                        -----------
                                                                                            456,025
 MISCELLANEOUS RETAIL (3.05%)
 Eckerd Corp., 9.25%, due 2/15/04 .............................         205,000             219,725
 OIL AND GAS EXTRACTION (1.42%)
 Dawson Production Services, Inc., 9.375%, due 2/01/07 ........         100,000             102,250
 PAPER AND ALLIED PRODUCTS (2.93%)
 Container Corp. of America, 9.75%, due 4/01/03 ...............         200,000             211,000
 PETROLEUM AND COAL PRODUCTS (1.80%)
 Clark Oil & Refining Corp., 10.50%, due 12/01/01 .............         125,000             129,531
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS
  (2.99%)
 Plastic Specialties & Technologies, Inc., 11.25%, due 12/01/03         200,000             215,000
 STONE, CLAY AND GLASS PRODUCTS (2.23%)
 USG Corp., 9.25%, due 9/15/01 ................................         150,000             160,023
                                                                                        -----------
Total Corporate Bonds .........................................                           6,255,587


FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                      SHARES
                                                                        HELD               VALUE
                                                                    -----------         -----------
COMMON STOCK (0.70%)
 TEXTILE MILL PRODUCTS
 Bibb Company (The) ...........................................           7,490(1)      $    50,558
PREFERRED STOCK (1.79%)
 DEPOSITORY INSTITUTIONS
 CFB Capital I, 8.875% Cumulative Capital Securities ..........           5,000             128,440


                                                                     PRINCIPAL
                                                                      AMOUNT
                                                                    -----------
SHORT-TERM INVESTMENTS (12.43%)
 UNITED STATES GOVERNMENT AGENCIES
 Federal Home Loan Bank, due 8/20/97 ..........................     $   400,000             396,902
 Federal Home Loan Mortgage Corp., due 7/17/97 ................         350,000             349,141
 Federal Home Loan Mortgage Corp., due 9/18/97 ................         150,000             148,214
                                                                                        -----------
Total Short-Term Investments ..................................                             894,257
                                                                                        -----------
Total Investments (101.88%) ...................................                           7,328,842
OTHER ASSETS LESS LIABILITIES (-1.88%)
 Cash, receivables and prepaid expense, less liabilities ......                            (135,206)
                                                                                        -----------
Total Net Assets (100.00%) ....................................                         $ 7,193,636
                                                                                        ===========

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JUNE 30, 1997
(UNAUDITED)

                                                                SHARES
                                                                  HELD           VALUE
                                                               ----------    -----------
COMMON STOCKS (20.59%)
 COMMUNICATIONS (1.53%)
 Aliant Communications, Inc. ...........................          28,000     $   546,000
 ELECTRIC, GAS AND SANITARY SERVICES (6.61%)
 Citizens Utilities Co., Class B .......................         170,795       1,473,103
 Montana Power Co. .....................................          38,000         881,125
                                                                             -----------
                                                                               2,354,228
 HOLDING AND OTHER INVESTMENT OFFICES (3.48%)
 General Growth Properties, Inc. .......................          37,000       1,239,500
 INSTRUMENTS AND RELATED PRODUCTS (4.25%)
 Pall Corp. ............................................          65,000       1,511,250
 INSURANCE CARRIERS (4.72%)
 EMC Insurance Group, Inc. .............................         135,700       1,679,288
                                                                             -----------
Total Common Stocks ....................................                       7,330,266
PREFERRED STOCKS (26.06%)
 DEPOSITORY INSTITUTIONS (10.10%)
 CFB Capital I, 8.875% Cumulative Capital Securities ...          50,000       1,284,375
 Sterling Financial Corp. ..............................          22,450         819,425
 Taylor Capital Group, Inc. ............................          58,000       1,493,500
                                                                             -----------
                                                                               3,597,300
 HOLDING AND OTHER INVESTMENT OFFICES (1.49%)
 Security Capital Industrial Trust, Convertible ........          19,000         529,625
 OIL AND GAS EXTRACTION (0.93%)
 Chieftain International, Inc., Convertible ............          11,000         330,000
 PAPER AND ALLIED PRODUCTS (3.79%)
 James River Corp., Convertible ........................          25,000       1,350,000
 WATER TRANSPORTATION (3.81%)
 Sea-Containers, Ltd., Convertible .....................          27,000       1,356,750
 WHOLESALE TRADE - DURABLE GOODS (4.09%)
 Kaman Corp., Convertible ..............................          23,802       1,457,872
 WHOLESALE TRADE - NONDURABLE GOODS (1.85%)
 Howell Corp. ..........................................          11,000         660,000
                                                                             -----------
Total Preferred Stocks .................................                       9,281,547



FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)
                                                               PRINCIPAL
                                                                 AMOUNT         VALUE
                                                               ----------    -----------
CORPORATE BONDS (19.41%)
 DEPOSITORY INSTITUTIONS (0.33%)
 Midland America Capital Corp., 12.75%, due 11/15/03 ...     $   110,000     $   119,181
 ELECTRIC, GAS AND SANITARY SERVICES (0.27%)
 National Co-op Services Corp. (Arkansas Electric),
  9.48%, due 1/01/12 ...................................          92,000          96,533
 ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.29%)
 California Microwave, Inc., Convertible Sub. Deb.,
  5.25%, due 12/15/03 ..................................       1,000,000         815,000
 GENERAL MERCHANDISE STORES (2.42%)
 DHC Trust - Series 1996, 8.50%, due 12/01/22 ..........       1,350,000         860,625
 INSURANCE CARRIERS (0.43%)
 Torchmark Corp., 8.625%, due 3/01/17 ..................         150,000         152,478
 METAL MINING (3.46%)
 Agnico-Eagle Mines, Ltd., Convertible Sub. Deb.,
  3.50%, due 1/27/04 ...................................       1,500,000       1,233,750
 NONDEPOSITORY INSTITUTIONS (4.02%)
 Consumer Portfolio Services, Inc., 3.50%, due 1/27/04 .       1,400,000       1,431,500
 PETROLEUM AND COAL PRODUCTS (6.19%)
 Pride Petroleum Services, Inc., Convertible Sub. Deb.,
  6.25%, due 2/15/06 ...................................         540,000       1,120,062
 Trizec Hahn, Corp., 3.25%, due 12/10/18 ...............       1,400,000       1,083,796
                                                                             -----------
                                                                               2,203,858
                                                                             -----------
Total Corporate Bonds ..................................                       6,912,925
SHORT-TERM INVESTMENTS (32.55%)
 COMMERCIAL PAPER (15.37%)
 Ford Motor Credit Corp., 5.68%, due 7/28/97 ...........       1,475,000       1,475,000
 General Electric Capital Corp., 5.61%, due 8/06/97 ....         700,000         700,000
 IBM Credit Corp., 5.61%, due 8/15/97 ..................       1,300,000       1,300,000
 John Deere Capital Corp., 5.60%, due 9/04/97 ..........       1,000,000       1,000,000
 Norwest Financial, Inc., 5.65%, due 7/21/97 ...........       1,000,000       1,000,000
                                                                             -----------
                                                                               5,475,000


FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)
                                                               PRINCIPAL
                                                                 AMOUNT         VALUE
                                                               ----------    -----------
 UNITED STATES GOVERNMENT AGENCIES (17.18%)
 Federal National Mortgage Assoc., due 7/11/97 .........     $ 1,900,000     $ 1,897,068
 Federal National Mortgage Assoc., due 7/14/97 .........       1,700,000       1,696,665
 Federal National Mortgage Assoc., due 8/25/97 .........       1,100,000       1,090,795
 Federal National Mortgage Assoc., due 9/15/97 .........       1,450,000       1,433,394
                                                                             -----------
                                                                               6,117,922
                                                                             -----------
Total Short-Term Investments ...........................                      11,592,922
                                                                             -----------
Total Investments (98.61%) .............................                      35,117,660
OTHER ASSETS LESS LIABILITIES (1.39%)
 Cash, receivables and prepaid expense, less liabilities                         496,154
                                                                             -----------
Total Net Assets (100.00%) .............................                     $35,613,814
                                                                             ===========

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JUNE 30, 1997
(UNAUDITED)

                                                            ANNUALIZED
                                                             YIELD ON
                                                             PURCHASE      PRINCIPAL
                                                               DATE         AMOUNT             VALUE
                                                              ------       --------         ----------
SHORT-TERM INVESTMENTS (92.81%)
 COMMERCIAL PAPER (21.05%)
 Ford Motor Credit Corp., 5.65%, due 8/22/97 ...........      5.650%       $175,000         $  175,000
 General Electric Capital Corp., 5.62%, due 8/06/97 ....      5.615         175,000            175,000
 IBM Credit Corp., 5.60%, due 8/11/97 ..................      5.595         175,000            175,000
 John Deere Capital Corp., 5.62%, due 8/14/97 ..........      5.618         175,000            175,000
 Norwest Financial, Inc., 5.63%, due 7/30/97 ...........      5.628         175,000            175,000
                                                                                            ----------
                                                                                               875,000
 UNITED STATES GOVERNMENT AGENCIES (71.76%)
 Federal Home Loan Bank, due 7/07/97 ...................      5.600         150,000            149,862
 Federal Home Loan Bank, due 7/24/97 ...................      5.617         225,000            224,206
 Federal Home Loan Bank, due 9/05/97 ...................      5.540         125,000            123,760
 Federal Home Loan Mortgage Corp., due 7/03/97 .........      5.528         150,000            149,955
 Federal Home Loan Mortgage Corp., due 7/10/97 .........      5.651         175,000            174,756
 Federal Home Loan Mortgage Corp., due 7/15/97 .........      5.498         200,000            199,579
 Federal Home Loan Mortgage Corp., due 7/17/97 .........      5.500         200,000            199,519
 Federal Home Loan Mortgage Corp., due 8/01/97 .........      5.641         200,000            199,046
 Federal Home Loan Mortgage Corp., due 8/18/97 .........      5.590         225,000            223,358
 Federal Home Loan Mortgage Corp., due 9/18/97 .........      5.567         200,000            197,619
 Federal Home Loan Mortgage Corp., due 9/24/97 .........      5.682         175,000            172,715
 Federal National Mortgage Assoc., due 7/17/97 .........      5.589         200,000            199,511
 Federal National Mortgage Assoc., due 7/18/97 .........      5.649         200,000            199,475
 Federal National Mortgage Assoc., due 8/04/97 .........      5.528         150,000            149,232
 Federal National Mortgage Assoc., due 8/26/97 .........      5.584         175,000            173,513
 Federal National Mortgage Assoc., due 9/08/97 .........      5.579         125,000            123,696
 Federal National Mortgage Assoc., due 9/12/97 .........      5.567         125,000            123,624
                                                                                            ----------
                                                                                             2,983,426
                                                                                            ----------
Total Short-Term Investments ...........................                                     3,858,426
OTHER ASSETS LESS LIABILITIES (7.19%)
 Cash, receivables and prepaid expense, less liabilities                                       298,807
                                                                                            ----------
Total Net Assets (100.00%) .............................                                    $4,157,233
                                                                                            ==========

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JUNE 30, 1997
(UNAUDITED)


                                                            SHARES
                                                              HELD              VALUE
                                                           --------       ------------
COMMON STOCKS (89.01%)
 CHEMICALS AND ALLIED PRODUCTS (17.17%)
 Bristol-Myers Squibb Co. .........................           7,422        $   601,182
 DuPont (EI) de Nemours & Co. .....................           8,622            542,108
 Eastman Chemical Co. .............................           5,464            346,964
 Johnson & Johnson ................................           8,301            534,377
 Merck & Co., Inc. ................................           5,707            590,675
 Praxair, Inc. ....................................          10,057            563,192
 Procter & Gamble Co. .............................           3,902            551,158
 Union Carbide Corp. ..............................           9,087            427,657
                                                                           -----------
                                                                             4,157,313
 COMMUNICATIONS (2.75%)
 American Telephone & Telegraph Co. ...............           7,369            258,376
 Bell Atlantic Corp. ..............................           5,355            406,311
                                                                           -----------
                                                                               664,687
 DEPOSITORY INSTITUTIONS (1.75%)
 J. P. Morgan & Co., Inc. .........................           4,059            423,658
 EATING AND DRINKING PLACES (1.72%)
 McDonald's Corp. .................................           8,618            416,357
 ELECTRONIC & OTHER ELECTRIC EQUIPMENT (3.55%)
 General Electric Co. .............................           9,238            603,934
 Lucent Technologies, Inc. ........................           3,551            255,894
                                                                           -----------
                                                                               859,828
 FOOD AND KINDRED PRODUCTS (6.56%)
 Coca-Cola Co. (The) ..............................           9,353            631,328
 PepsiCo, Inc. ....................................          12,667            475,804
 Philip Morris Companies, Inc. ....................          10,873            482,489
                                                                           -----------
                                                                             1,589,621
 GENERAL MERCHANDISE STORES (5.20%)
 Sears, Roebuck & Co. .............................           7,239            389,096
 Wal-Mart Stores, Inc. ............................          13,677            462,454
 Woolworth (F.W.) Co., Ltd. .......................          17,021(1)         408,504
                                                                           -----------
                                                                             1,260,054


FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)
                                                            SHARES
                                                              HELD              VALUE
                                                           --------       ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT (4.58%)
 Caterpillar, Inc. ................................           5,450        $   585,194
 International Business Machines Corp. ............           5,816            524,531
                                                                           -----------
                                                                             1,109,725
 INSTRUMENTS AND RELATED PRODUCTS (1.53%)
 Eastman Kodak Co. ................................           4,832            370,856
 INSURANCE CARRIERS (4.51%)
 Allstate Corp. ...................................           6,688            488,224
 American International Group, Inc. ...............           4,043            603,923
                                                                           -----------
                                                                             1,092,147
 MOTION PICTURES (1.89%)
 Disney (Walt) Co. ................................           5,689            456,542
 PAPER AND ALLIED PRODUCTS (3.76%)
 International Paper Co. ..........................           8,471            411,373
 Minnesota Mining & Manufacturing Co. .............           4,904            500,208
                                                                           -----------
                                                                               911,581
 PETROLEUM AND COAL PRODUCTS (10.69%)
 Amoco Corp. ......................................           4,519            392,871
 Chevron Corp. ....................................           5,871            434,087
 Exxon Corp. ......................................           8,014            492,861
 Mobil Corp. ......................................           6,182            431,967
 Texaco, Inc. .....................................           3,883            422,276
 USX Corp. - Marathon Group .......................          14,390            415,511
                                                                           -----------
                                                                             2,589,573
 PRIMARY METAL INDUSTRIES (3.13%)
 Aluminum Company of America ......................           5,979            450,667
 Bethlehem Steel Corp. ............................          29,441(1)         307,290
                                                                           -----------
                                                                               757,957
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (2.45%)
 Goodyear Tire & Rubber Co. .......................           9,386            594,251
 SECURITY AND COMMODITY BROKERS (6.28%)
 American Express Co. .............................           7,604            566,498
 Lehman Brothers Holding, Inc. ....................          11,670            472,635
 Morgan Stanley, Dean Witter, Discover & Co. ......          11,204            482,472
                                                                           -----------
                                                                             1,521,605

0

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                            SHARES
                                                              HELD             VALUE
                                                           --------       ------------
 TRANSPORTATION EQUIPMENT (9.74%)
 Allied-Signal, Inc. ..............................           7,059        $   592,956
 Boeing Co. (The) .................................           8,610            456,868
 Ford Motor Co. ...................................          10,888            411,022
 General Motors Corp. .............................           6,341            353,114
 United Technologies Corp. ........................           6,573            545,559
                                                                           -----------
                                                                             2,359,519
 WHOLESALE TRADE - DURABLE GOODS (1.75%)
 Westinghouse Electric Corp. ......................          18,367            424,737
                                                                           -----------
Total Common Stocks ...............................                         21,560,011

                                                         PRINCIPAL
                                                          AMOUNT
                                                        -----------
SHORT-TERM INVESTMENTS (10.02%)
 UNITED STATES GOVERNMENT AGENCIES
 Federal Farm Credit Bank, due 7/09/97 ............     $ 1,550,000          1,548,131
 Federal Home Loan Bank, due 8/01/97 ..............         325,000            323,492
 Federal National Mortgage Assoc., due 7/07/97 ....         300,000            299,729
 Federal National Mortgage Assoc., due 7/09/97 ....         255,000            254,694
                                                                           -----------
Total Short-Term Investments ......................                          2,426,046
                                                                           -----------
Total Investments (99.03%) ........................                         23,986,057
OTHER ASSETS LESS LIABILITIES (0.97%)
 Cash, receivables and prepaid expense, less
liabilities .......................................                            234,358
                                                                           -----------
Total Net Assets (100.00%) ........................                        $24,220,415
                                                                           ===========

(1) Non-income producing securities.

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
(UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     FBL Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company and operates in the mutual fund industry. Effective December 1, 1996, the Growth Common Stock Portfolio was renamed the Value Growth Portfolio. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company (see Note 3 ).

     All portfolios, other than the Money Market Portfolio, value their common stocks, preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

     The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

     The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities, so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Trustees) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

     The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Dividends and distributions to shareholders are recorded on the record date.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   FEDERAL INCOME TAXES

     No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

     At December 31, 1996, the High Grade Bond Portfolio had a net capital loss carryforward of approximately $17,000, which will expire from 1998 through 2003. During the year ended December 31, 1996, the High Grade Bond Portfolio had net capital loss carryforwards of $3,388 that expired. As a result, $3,388 was reclassified from accumulated undistributed net realized gain (loss) from investment transactions to paid-in capital.

3.   MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

     The Fund has entered into agreements with FBL Investment Advisory Services, Inc. ("FBL Investment") relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to FBL Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's daily net assets as follows: Value Growth Portfolio -- 0.45%; High Grade Bond Portfolio -- 0.30%; High Yield Bond Portfolio -- 0.45%; Managed Portfolio -- 0.45%; Money Market Portfolio -- 0.25%; and Blue Chip Portfolio -- 0.20%; (for the period January 1, 1997, through April 30, 1997, this fee was 0.50%, 0.50%, 0.55% and 0.30% for the Value Growth, High Yield Bond, Managed and Money Market Portfolios, respectively) and (2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

     The Fund has entered into an agreement with FBL Investment whereby FBL Investment also serves as the principal underwriter and distributor of the Fund's shares and as the Fund's shareholder service, transfer and dividend disbursing agent. There are no additional fees associated with these services.

     FBL Investment has agreed to reimburse the portfolios annually for total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the current period, FBL Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.55% for the period January 1, 1997, through April 30, 1997, and 0.65% for the period May 1, 1997, through June 30, 1997.

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.   MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

     Certain officers and trustees of the Fund are also officers of FBL Investment and its indirect parent, Farm Bureau Life Insurance Company. At June 30, 1997, all of the shares of each portfolio are owned by Farm Bureau Life Insurance Company, Farm Bureau Life Variable Account and Farm Bureau Life Annuity Account.

4.   CAPITAL SHARE TRANSACTIONS

     The Fund has an unlimited number of shares of beneficial interest authorized with no par value. Net assets as of June 30, 1997, consisted of:

                                                                   PORTFOLIO
                                -----------------------------------------------------------------------------------
                                    VALUE      HIGH GRADE     HIGH YIELD                     MONEY          BLUE
                                   GROWTH         BOND          BOND          MANAGED        MARKET          CHIP
                                -----------   -----------    -----------   -----------   -----------    -----------
Paid-in capital .............   $32,951,113   $ 4,011,247    $ 7,030,803   $32,100,329   $ 4,157,233    $17,067,982
Accumulated undistributed net
 investment income ...........      347,046                                    757,529                      168,855
Accumulated undistributed net
 realized gain (loss) from
 investment transactions .....    1,591,357       (19,834)        54,648     1,324,768                         (373)
Net unrealized appreciation
 (depreciation) of investments    2,364,242       100,325        108,185     1,431,188                    6,983,951
                                -----------   -----------    -----------   -----------   -----------    -----------
Net Assets ..................   $37,253,758   $ 4,091,738    $ 7,193,636   $35,613,814   $ 4,157,233    $24,220,415
                                ===========   ===========    ===========   ===========   ===========    ============

     Transactions in shares of beneficial interest for each portfolio were as follows:


                                                    SHARES ISSUED IN
                                                    REINVESTMENT OF
                                                     DIVIDENDS AND
                            SHARES SOLD              DISTRIBUTIONS            SHARES REDEEMED            NET INCREASE
                     -------------------------   ---------------------    -----------------------   ----------------------
PORTFOLIO              SHARES        AMOUNT       SHARES      AMOUNT        SHARES       AMOUNT      SHARES      AMOUNT
---------            ----------    -----------   ------     ----------    ---------    ----------   -------    -----------
Period ended
 June 30, 1997:
Value Growth.......     663,510    $ 8,837,129                               27,523    $  365,231   635,987    $ 8,471,898
High Grade Bond....      64,274        626,432    13,689    $  133,472       21,081       205,132    56,882        554,772
High Yield Bond....     178,339      1,762,598    25,144       249,094       81,852       808,309   121,631      1,203,383
Managed............     643,069      8,139,482                               13,697       172,683   629,372      7,966,799
Money Market.......   9,462,326      9,462,326    45,517        45,517    9,169,871     9,169,871   337,972        337,972
Blue Chip..........     249,058      6,722,705                               22,118       606,607   226,940      6,116,098
Year ended
 December 31, 1996:
Value Growth.......     630,601    $ 8,257,518   193,097    $2,535,371       76,748    $  987,931   746,950    $ 9,804,958
High Grade Bond....     118,456      1,161,045    22,255       218,638      102,472     1,003,467    38,239        376,216
High Yield Bond....     175,655      1,721,491    49,648       488,516      123,493     1,212,185   101,810        997,822
Managed............     707,222      8,908,422   206,306     2,556,129       51,812       645,478   861,716     10,819,073
Money Market.......  10,259,993     10,259,993    56,274        56,274    9,655,579     9,655,579   660,688        660,688
Blue Chip..........     275,107      6,334,955    10,689       267,652       20,476       484,830   265,320      6,117,777

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5.   INVESTMENT TRANSACTIONS


     For the period ended June 30, 1997, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:


      PORTFOLIO          PURCHASES       SALES
      ---------         -----------   -----------
      Value Growth ..   $18,264,720   $11,818,508
      High Grade Bond       884,644       345,039
      High Yield Bond     2,176,212     1,272,568
      Managed .......    17,017,471     6,114,495
      Blue Chip .....     5,036,031        39,422


     At June 30, 1997, net unrealized appreciation (depreciation) of investments by portfolio was composed of the following:



                                                         NET UNREALIZED
                             GROSS UNREALIZED             APPRECIATION
                        -----------------------------    (DEPRECIATION)
      PORTFOLIO          APPRECIATION     DEPRECIATION    OF INVESTMENTS
      ---------          ------------     ------------    --------------
      Value Growth ..     $3,270,006     $ (905,764)     $2,364,242
      High Grade Bond        111,326        (11,001)        100,325
      High Yield Bond        242,974       (134,789)        108,185
      Managed .......      2,111,932       (680,744)      1,431,188
      Blue Chip .....      7,018,556        (34,605)      6,983,951

6.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                       PORTFOLIO
                               HIGH       HIGH
                              GRADE      YIELD      MONEY
PAYABLE DATE                   BOND       BOND      MARKET
------------                  ------     ------     ------
January 31, 1997...........   $.0579     $.0708     $.0041
February 28, 1997..........    .0567      .0672      .0037
March 31, 1997.............    .0573      .0675      .0041
April 30, 1997.............    .0585      .0702      .0040
May 30, 1997...............    .0548      .0610      .0040
June 30, 1997..............    .0597      .0692      .0040
                              ------     ------     ------
Total dividends per share..   $.3449     $.4059     $.0239
                              ======     ======     ======

                (This page has been left blank intentionally.)

FBL VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
PERIOD ENDED JUNE 30, 1997 (UNAUDITED) AND
YEARS ENDED DECEMBER 31, 1996, 1995, 1994, 1993 AND 1992

                                                                             VALUE GROWTH
                                                                              PORTFOLIO
                                                   ------------------------------------------------------------------
                                                   1997         1996        1995        1994        1993        1992
                                                   ----         ----        ----        ----        ----        ----
Net asset value, beginning of period .........    $ 13.13      $ 12.31     $ 10.39     $ 11.52     $ 10.05    $  9.55
Income From Investment Operations
 Net investment income .......................       0.14         0.35        0.55        0.48        0.63       0.46
   Net gains or losses on securities
    (both realized and unrealized) ...........       0.49         1.82        2.13       (0.99)       2.10       0.54
                                                  -------      -------     -------     -------     -------    -------
  Total from investment operations ...........       0.63         2.17        2.68       (0.51)       2.73       1.00
                                                  -------      -------     -------     -------     -------    -------
  Less Distributions
    Dividends (from net investment income) ...                   (0.30)      (0.50)      (0.36)      (0.57)     (0.50)
    Distributions (from capital gains) .......                   (1.05)      (0.26)      (0.11)      (0.69)
    Distributions in excess of net realized gains                                        (0.15)
                                                  -------      -------     -------     -------     -------    -------
  Total distributions ........................       0.00        (1.35)      (0.76)      (0.62)      (1.26)     (0.50)
                                                  -------      -------     -------     -------     -------    -------
Net asset value, end of period ...............    $ 13.76      $ 13.13     $ 12.31     $ 10.39     $ 11.52    $ 10.05
                                                  =======      =======     =======     =======     =======    =======
Total Return:
  Total investment return based on
   net asset value (1) .......................      15.86%(3)    17.65%      25.87%      -4.43%      27.20%     10.46%
Ratios/Supplemental Data:
  Net assets, end of period (000's omitted) ..    $37,254      $27,188     $16,295     $10,603     $ 4,730    $ 3,017
  Ratio of net expenses to average net assets        0.60%(3)     0.55%       0.55%       0.55%       0.55%      0.55%
  Ratio of net income to average net assets ..       2.18%(3)     2.68%       4.78%       4.35%       5.41%      4.54%
  Portfolio turnover rate ....................         48%(3)       72%         98%         78%         81%        88%
  Average commission rate per share (2) ......    $0.0512      $0.0536
Information assuming no voluntary
 reimbursement or waiver by FBL Investment of
 excess operating expenses (see
 Note 3):
  Per share net investment income ............    $  0.14      $  0.33     $  0.53     $  0.46     $  0.59    $  0.41
  Ratio of expenses to average net assets ....       0.66%        0.69%       0.72%       0.77%       0.89%      1.09%
  Amount reimbursed ..........................    $ 9,171      $29,686     $22,306     $16,706     $13,353    $17,373

---------------------------

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2) Average commission rate per share disclosure is not required for fiscal years prior to December 31, 1996.

(3)  Computed on an annualized basis.

SEE ACCOMPANYING NOTES.

(TABLE CONTINUED FROM PREVIOUS PAGE)


                             HIGH                                                               HIGH
                          GRADE BOND                                                          YIELD BOND
                           PORTFOLIO                                                           PORTFOLIO
 -----------------------------------------------------------        -----------------------------------------------------------
 1997        1996       1995       1994       1993      1992        1997        1996       1995       1994       1993      1992
 ----        ----       ----       ----       ----      ----        ----        ----       ----       ----       ----      ----
$ 9.83      $ 9.98     $ 9.44     $10.23     $10.14    $10.15      $ 9.91     $  9.69    $  9.32    $ 10.44    $  9.92   $  9.65

  0.35        0.72       0.77       0.76       0.77      0.83        0.41        0.84       0.87       0.91       0.95      0.98

 (0.01)      (0.15)      0.54      (0.79)      0.09     (0.01)       0.08        0.33       0.49      (1.01)      0.58      0.27
------      ------     ------     ------     ------    ------      ------     -------    -------    -------    -------   -------
  0.34        0.57       1.31      (0.03)      0.86      0.82        0.49        1.17       1.36      (0.10)      1.53      1.25
------      ------     ------     ------     ------    ------      ------     -------    -------    -------    -------   -------

 (0.35)      (0.72)     (0.77)     (0.76)     (0.77)    (0.83)      (0.41)      (0.84)     (0.87)     (0.91)     (0.95)    (0.98)
                                                                                (0.11)     (0.12)     (0.11)     (0.06)

------      ------     ------     ------     ------    ------      ------     -------    -------    -------    -------   -------
 (0.35)      (0.72)     (0.77)     (0.76)     (0.77)    (0.83)      (0.41)      (0.95)     (0.99)     (1.02)     (1.01)    (0.98)
------      ------     ------     ------     ------    ------      ------     -------    -------    -------    -------   -------
$ 9.82      $ 9.83     $ 9.98     $ 9.44     $10.23    $10.14      $ 9.99     $  9.91    $  9.69    $  9.32    $ 10.44   $  9.92
======      ======     ======     ======     ======    ======      ======     =======    =======    =======    =======   =======

  7.72%(3)    5.94%     14.26%     -0.26%      8.74%     8.40%      12.87%(3)   12.65%     15.15%     -1.01%     15.05%    13.39%

$4,092      $3,535     $3,208     $2,452     $2,349    $3,704      $7,194     $ 5,929    $ 4,810    $ 4,172    $ 4,536   $ 4,015
  0.58%(3)    0.55%      0.55%      0.55%      0.55%     0.55%       0.58%(3)    0.55%      0.55%      0.55%      0.55%     0.55%
  7.10%(3)    7.22%      7.81%      7.76%      7.58%     8.19%       8.14%(3)    8.47%      8.96%      9.17%      9.25%     9.88%
    10%(3)      32%        14%        15%        38%       16%         42%(3)      30%        32%        10%        58%       35%

$ 0.34      $ 0.70     $ 0.74     $ 0.73     $ 0.76    $ 0.80      $ 0.39     $  0.81    $  0.84    $  0.88    $  0.92   $  0.88
  0.73%       0.80%      0.84%      0.80%      0.72%     0.79%       0.79%       0.87%      0.88%      0.84%      0.85%     0.99%
$2,749      $8,233     $8,255     $6,207     $5,343    $9,004      $6,780     $17,094    $15,105    $12,667    $12,872   $17,310

FBL VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               MANAGED
                                                                              PORTFOLIO
                                                   -----------------------------------------------------------------
                                                   1997         1996        1995        1994        1993        1992
                                                   ----         ----        ----        ----        ----        ----
Net asset value, beginning of period .........    $ 12.40      $ 11.71     $  9.93     $ 11.33     $ 10.06    $  9.27
 Income From Investment Operations
  Net investment income ......................       0.31         0.60        0.65        0.66        0.72       0.69
   Net gains or losses on securities
    (both realized and unrealized) ...........       0.34         1.44        1.90       (1.22)       1.57       0.77
                                                  -------      -------     -------     -------     -------    -------
  Total from investment operations ...........       0.65         2.04        2.55       (0.56)       2.29       1.46
                                                  -------      -------     -------     -------     -------    -------
  Less Distributions
    Dividends (from net investment income) ...                   (0.50)      (0.59)      (0.54)      (0.63)     (0.67)
    Distributions (from capital gains)                           (0.85)      (0.18)      (0.23)      (0.39)
    Distributions in excess of net realized
     gains ...................................                                           (0.07)
                                                  -------      -------     -------     -------     -------    -------
  Total distributions ........................       0.00        (1.35)      (0.77)      (0.84)      (1.02)     (0.67)
                                                  -------      -------     -------     -------     -------    -------
Net asset value, end of period ...............    $ 13.05      $ 12.40     $ 11.71     $  9.93     $ 11.33    $ 10.06
                                                  =======      =======     =======     =======     =======    =======
Total Return:
  Total investment return based on
   net asset value (1) .......................      14.36%(3)    17.39%      25.69%      -4.96%      22.71%     15.72%
Ratios/Supplemental Data:
  Net assets, end of period (000's omitted) ..    $35,614      $26,022     $14,487     $ 9,758     $ 4,951    $ 3,019
  Ratio of net expenses to average net assets        0.59%(3)     0.55%       0.55%       0.55%       0.55%      0.55%
  Ratio of net income to average net assets ..       5.03%(3)     4.73%       5.80%       6.23%       6.23%      7.00%
  Portfolio turnover rate ....................         31%(3)       82%         48%         59%         59%        60%
  Average commission rate per share (2) ......    $0.0552      $0.0534
Information assuming no voluntary
 reimbursement or waiver by FBL Investment of
 excess operating expenses (see
 Note 3):
  Per share net investment income ............    $  0.31      $  0.57     $  0.62     $  0.63     $  0.67    $  0.64
  Ratio of expenses to average net assets ....       0.68%        0.75%       0.77%       0.80%       0.91%      1.13%
  Amount reimbursed ..........................    $13,065      $38,874     $26,008     $19,147     $15,076    $16,480

(TABLE CONTINUED FROM PREVIOUS PAGE)


                     MONEY MARKET                                                         BLUE CHIP
                       PORTFOLIO                                                          PORTFOLIO
------------------------------------------------------------        -----------------------------------------------------
1997        1996       1995       1994       1993       1992        1997        1996      1995      1994      1993     1992
----        ----       ----       ----       ----       ----        ----        ----      ----      ----      ----     ----
$ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00    $  1.00     $ 24.68     $ 20.70    $15.82    $15.67    $13.96   $12.91

  0.02        0.05       0.05       0.04       0.03       0.03        0.24        0.45      0.39      0.34      0.29     0.29

                                                                      4.83        3.99      4.80      0.07      1.72     1.05
------      ------     ------     ------     ------    -------     -------     -------    ------    ------    ------   ------
  0.02        0.05       0.05       0.04       0.03       0.03        5.07        4.44      5.19      0.41      2.01     1.34
------      ------     ------     ------     ------    -------     -------     -------    ------    ------    ------   ------

 (0.02)      (0.05)     (0.05)     (0.04)     (0.03)     (0.03)                  (0.34)    (0.31)    (0.26)    (0.30)   (0.29)
                                                                                 (0.12)

------      ------     ------     ------     ------    -------     -------     -------    ------    ------    ------   ------
 (0.02)      (0.05)     (0.05)     (0.04)     (0.03)     (0.03)       0.00       (0.46)    (0.31)    (0.26)    (0.30)   (0.29)
------      ------     ------     ------     ------    -------     -------     -------    ------    ------    ------   ------
$ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00    $  1.00     $ 29.75     $ 24.68    $20.70    $15.82    $15.67   $13.96
======      ======     ======     ======     ======    =======     =======     =======    ======    ======    ======   ======

  4.96%(3)    4.90%      5.47%      3.68%      2.68%      3.28%      32.08%(3)   21.43%    32.81%     2.65%    14.36%   10.38%

$4,157      $3,819     $3,159     $2,658     $2,300    $ 2,530     $24,220     $14,493    $6,665    $3,262    $1,654   $1,502
  0.58%(3)    0.55%      0.55%      0.55%      0.55%      0.55%       0.40%(3)    0.48%     0.55%     0.55%     0.55%    0.55%
  4.63%(3)    4.58%      5.27%      3.63%      2.65%      3.30%       1.79%(3)    1.92%     2.07%     2.19%     1.92%    2.13%
     0%(3)       0%         0%         0%         0%         0%          0%(3)       2%        1%        0%        0%       0%
                                                                   $0.0587     $0.0825

$ 0.02      $ 0.04     $ 0.05     $ 0.04     $ 0.02    $  0.03                            $ 0.38    $ 0.30    $ 0.24   $ 0.22
  0.74%       0.82%      0.90%      0.82%      0.79%      0.93%                             0.59%     0.81%     0.89%    1.06%
$3,455      $9.569     $9,816     $7,157     $5,838    $10,168                            $1,952    $6,360    $5,495   $7,320